Analysis of Assets and Liabilities by Financial Instrument Classification (Details) - Schedule of Classification of Financial Assets and Financial Liabilities - ZAR (R) R in Thousands	May 31, 2024	Feb. 29, 2024
Loans to related party [Member]
Financial assets (at amortized cost)
Financial assets	R 28,200	R 28,200
Trade and other receivables (excludes prepayments and other taxes) [Member]
Financial assets (at amortized cost)
Financial assets	477,398	931,495
Cash and cash equivalents [Member]
Financial assets (at amortized cost)
Financial assets	996,054	459,527
Total financial assets (at amortized cost) [Member]
Financial assets (at amortized cost)
Financial assets	1,501,652	1,419,222
Loans from related parties [Member]
Financial liabilities (at amortized cost)
Financial liabilities	668	924
Trade and other payables (excludes other taxes) [Member]
Financial liabilities (at amortized cost)
Financial liabilities	421,642	398,153
Term loans [Member]
Financial liabilities (at amortized cost)
Financial liabilities	46,368	48,179
Bank overdraft [Member]
Financial liabilities (at amortized cost)
Financial liabilities	46,496	23,362
Total financial liabilities (other financial liabilities) [Member]
Financial liabilities (at amortized cost)
Financial liabilities	R 515,174	R 470,618